INCOME TAXES (Encouragement Of Industry And Capital Investments) (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Encouragement Of Capital Investments Law [Line Items]
Required percentage of income derived from export		25.00%
Tax exempt period		10 years
Tax rate for Israeli corporate	25.00%	24.00%	25.00%
Approved Enterprise Programs [Member]
Encouragement Of Capital Investments Law [Line Items]
Tax exempt earnings	151,336
Tax liability resulting from distribution of earnings	23,247
Privileged Enterprise Program [Member]
Encouragement Of Capital Investments Law [Line Items]
Tax exempt earnings	70,516
Tax liability resulting from distribution of earnings	7,052
Profits Distributable As Dividends [Member]
Encouragement Of Capital Investments Law [Line Items]
Withholding tax	15.00%
Know-How And Patents [Member]
Encouragement Of Capital Investments Law [Line Items]
Tax benefit amortization period		8 years
Minimum [Member] | Dividends Distributed Out Of Tax Exempt Profits [Member]
Encouragement Of Capital Investments Law [Line Items]
Tax rate applicable to profits from approved enterprise	10.00%
Maximum [Member] | Dividends Distributed Out Of Tax Exempt Profits [Member]
Encouragement Of Capital Investments Law [Line Items]
Tax rate applicable to profits from approved enterprise	25.00%
2011 And 2012 [Member]
Encouragement Of Capital Investments Law [Line Items]
Uniform corporate tax rate applicable to qualifying income	15.00%
2011 And 2012 [Member] | Development Zone A [Member]
Encouragement Of Capital Investments Law [Line Items]
Uniform corporate tax rate applicable to qualifying income	10.00%
2013 And 2014 [Member]
Encouragement Of Capital Investments Law [Line Items]
Uniform corporate tax rate applicable to qualifying income	12.50%
2013 And 2014 [Member] | Development Zone A [Member]
Encouragement Of Capital Investments Law [Line Items]
Uniform corporate tax rate applicable to qualifying income	7.00%
Thereafter [Member]
Encouragement Of Capital Investments Law [Line Items]
Uniform corporate tax rate applicable to qualifying income	12.00%
Thereafter [Member] | Development Zone A [Member]
Encouragement Of Capital Investments Law [Line Items]
Uniform corporate tax rate applicable to qualifying income	6.00%